Supplement to

Calvert Income Funds prospectus
Class I (Institutional)
dated January 31, 2011

Date of Supplement: September 14, 2011

Gregory Habeeb no longer serves as portfolio manager for the following funds (each a “Fund”):

• Calvert Income Fund
• Calvert Short Duration Income Fund
• Calvert High Yield Bond Fund
• Calvert Bond Portfolio

The portfolio management table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows to reflect changes to the portfolio management team:

Calvert Income Fund

Investment Advisor. Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to 4/30/11)

Portfolio		Length of Time
Manager Name	Title	Managing Fund

Michael Abramo	Vice President, Portfolio	Since April 2008
Manager
Matthew Duch	Vice President, Portfolio	Since September
	Manager	2011

Calvert Short Duration Income Fund

Investment Advisor. Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to 4/30/11)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President,	Since August 2009
Portfolio Manager

Michael Abramo	Vice President,	Since September 2011
Portfolio Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

Calvert High Yield Bond Fund

Investment Advisor. Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to 4/30/11)

Portfolio Manager Name	Title	Length of Time Managing Fund
Matthew Duch	Vice President, Portfolio	Since March 2010
Manager

Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

Calvert Bond Portfolio

Investment Advisor. Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to 4/30/11)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since January 2011
Manager

Michael Abramo	Vice President, Portfolio	Since January 2011
Manager

In addition, the portfolio management table for each Fund under “Management of Fund Investments – Portfolio Management” beginning on page 28 has been revised and restated as follows:

Calvert Income Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999.	Lead Portfolio Manager
Mr. Abramo became a Portfolio Manager for this Fund in March 2008.

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Calvert Short Duration Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in July 2009.	Lead Portfolio Manager

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999.	Co-Portfolio Manager
Mr. Abramo became a Portfolio Manager for this Fund in September 2011.

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004.	Co-Portfolio Manager
Mr. Agudelo became a Portfolio Manager for this Fund in January 2011.

Calvert High Yield Bond Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management
Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in March 2010.	Lead Portfolio Manager

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999.	Co-Portfolio Manager
Mr. Abramo became a Portfolio Manager for this Fund in September 2011.

Calvert Bond Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999.	Co-Portfolio Manager
Mr. Abramo became a Portfolio Manager for this Fund in January 2011.